DEBT FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DEBT FINANCING ARRANGEMENTS
Debt Financing Arrangements
	2021	2020
Loans and advances (1)	$941,242	$2,517,200
Convertible notes payable (2)	1,162,606	1,711,098
Factoring agreements (3)	723,754	635,130
Debt – third party	$2,827,602	$4,863,428

Line of credit, related party secured by assets (4)	$3,043,390	$3,043,390
Debt– other related party, net of discounts (5)	7,450,000	7,423,334
Convertible debt – related party (6)	902,781	922,481
Shareholder debt (7)	49,452	93,072
Debt – related party	$11,445,623	$11,482,277

Total financing arrangements	$14,273,225	$16,345,705

Less current portion:
Loans, advances and factoring agreements – third party	$(1,446,571)	$(2,308,753)
Convertible notes payable third party	(1,162,606)	(1,711,098)
Debt – related party, net of discount	(10,542,842)	(10,559,796)
Convertible notes payable– related party	(902,781)	(922,481)
	(14,054,800)	(15,502,128)
Total long term debt	$218,425	$843,577